RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.                               RELATED PARTY TRANSACTIONS

For the years ended December 31, 2011, 2012 and 2013, the Group recorded advertising expense of nil and $2,524,824 and nil, respectively, for services received from Qihoo 360 Technology Co, Ltd. (“Qihoo”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. The amount due to Qihoo was nil and nil as of December 31, 2012 and 2013, respectively.

For the year ended December 31, 2011, 2012 and 2013, the Group recorded sales of goods in revenue of $356,090, $2,818,196 and $11,109,843 to VIPShop Holdings Limited (“VIPShop”), with which the Group shares the same major shareholder. The amount due from VIPShop was nil and nil as of December 31, 2012 and 2013. The receivables from VIPShop are due 5 days after the issuance of invoices by the Group. The amount due to VIPShop was $547,478 and $459,623 as of December 31, 2012 and 2013, which represents advanced payments from VIPShop.

For the year ended December 31, 2013, the Group recorded sales commission of $716,504 to and $227,052 service revenue from Giosis Mecoxlane Limited (“Giosis Mecoxlane”), of which the Company holds 40% of the outstanding equity interests. The amount due from Giosis Mecoxlane was $224,479 as of December 31, 2013. The receivables from Giosis Mecoxlane mainly represent amounts receivable of the goods sold through M18.com, which is operated by Giosis Mecoxlane. The amount due to Giosis Mecoxlane was $176,147 as of December 31, 2013, which represents the other payables to Giosis Mecoxlane.